Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017

Modified Hana Loan	$10,000	$-
Less: fair value derivative liability in Hana loan	-	-
Other short term borrowings	21,817	8,773
Short-term debt, excluding current installments	$31,817	$8,773

Schedule of Fair Value Assumption Embedded Conversion Features

The Company estimated the fair value of this embedded conversion feature of $418,000 at June 6, 2018 (inception) using the Goldman Sachs convertible note model and the Black Derma Toy model with the following assumptions:

June 6, 2018

Annual Dividend yield	0.0%
Expected life (years)	0.53
Risk-free interest rate	2.1%
Expected volatility	46.9%

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017

Murabaha credit facility	$150,000	$150,000
APICORP bilateral term facility	46,875	-
SABB bilateral term facility	43,333	-
Term loan Ahli Bank	2,382	-
NBO loan $60,000	23,333	-
NBO loan $20,000	4,899	-
Less: unamortized debt issuance costs	(557)	(2,976)
Total loans and borrowings	270,265	147,024
Less: current portion of long term debt	(45,093)	-
Long-term debt, net unamortized debt issuance costs and excluding current installments	$225,172	$147,024

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for years subsequent to December 31, 2018 are as follows (in thousands):

2019	$45,093
2020	43,660
2021	37,965
2022	30,583
2023	23,550
Thereafter	89,971
Total	$270,822